Exploration and Evaluation Assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) customers	Dec. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of exploration and evaluation assets	$ 13,044	$ 12,672
Number of property option agreements | customers	2
Interest of property, based upon certain conditions, percent	100.00%
Commitment to minimum exploration costs to acquire exploration assets	$ 7,200
Ownership percentage if option to acquire is exercised	100.00%
Sellers expected to retain net smelt royalties, percent (up to)	1.50%
Carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Transfers to property, plant and equipment	$ 35,083	0
Mineral property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of exploration and evaluation assets	3,100
Mineral property, plant and equipment | Carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Transfers to property, plant and equipment	$ 1,512	$ 33,217